UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

First Trust Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST ALTERNATIVE OPPORTUNITIES FUND

Class A Shares - VFLAX
Class I Shares - VFLEX

Semi-Annual Report
September 30, 2022
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 773.828.6700

First Trust Alternative Opportunities Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Alternative Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 13.7%
$500,000	ACC Trust Series 2022-1, Class D, 6.65%, 10/20/20281,2	$480,080
176,780	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.74%, 3/25/20362,3,10	109,858
	Affirm Asset Securitization Trust
200,000	Series 2021-A, Class D, 3.49%, 8/15/20251,2	193,366
150,000	Series 2021-A, Class E, 5.65%, 8/15/20251,2	144,705
250,000	AIMCO CLO Series 2017-AA, Class SUB, 0.000%, 4/20/20341,2,3	148,273
44,338	Aqua Finance Trust Series 2019-A, Class A, 3.14%, 7/16/20401,2	42,002
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.00%, 7/10/20351,2,4	3,899,529
2,000,000	CAL Receivables, LLC Series 2022-1, Class B, 6.64% (30-Day SOFR Average+435 basis points), 10/15/20261,3,4	1,922,964
	Carvana Auto Receivables Trust
250,000	Series 2021-N4, Class E, 4.53%, 9/11/20281,2	219,935
250,000	Series 2022-N1, Class E, 6.01%, 12/11/20281,2	232,503
200,000	Series 2022-P2, Class D, 6.28%, 5/10/20292	189,485
201,511	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.88%, 1/25/20382,10	100,045
	COLT Mortgage Loan Trust
500,000	Series 2022-2, Class M1, 4.03%, 2/25/20671,2,3	442,682
500,000	Series 2021-1, Class M1, 2.29%, 6/25/20661,2,3	362,468
250,000	Connecticut Avenue Securities Trust Series 2020-R02, Class 2B1, 6.08% (1-Month USD Libor+300 basis points), 1/25/20401,2,3,4	223,635
250,000	CPS Auto Receivables Trust Series 2021-D, Class E, 4.06%, 12/15/20281,2	220,459
300,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.17%, 4/25/20661,2,3	205,350
110,098	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 3.18% (1-Month USD Libor+ 19 basis points), 10/19/20362,3,4	94,800
300,000	Eagle RE Ltd. Series 2021-1, Class M2, 6.73% (30-Day SOFR Average+445 basis points), 10/25/20331,2,4	289,511
300,000	Exeter Automobile Receivables Trust Series 2022-4A, Class E, 8.23%, 3/15/20301,2	285,537
250,000	First Investors Auto Owner Trust Series 2022-1A, Class E, 5.41%, 6/15/20291,2	227,082
200,000	Foursight Capital Automobile Receivables Trust Series 2022-2, Class D, 7.09%, 10/15/20291,2	193,265

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$550,000	Freddie Mac STACR REMIC Trust Series 2021-HQA4, Class B2, 9.28% (30-Day SOFR Average+ 700 basis points), 12/25/20411,2,3,4,10	$448,938
	Freddie Mac Structured Agency Credit Risk Debt Notes
590,000	Series 2021-DNA1, Class B1, 4.93% (30-Day SOFR Average+ 265 basis points), 1/25/20511,2,3,4	535,064
500,000	Series 2021-DNA6, Class B2, 9.78% (30-Day SOFR Average+ 750 basis points), 10/25/20411,2,3,4	443,723
250,000	Series 2021-DNA2, Class B2, 8.28% (30-Day SOFR Average+ 600 basis points), 8/25/20331,2,3,4	200,306
250,000	Series 2022-HQA3, Class M2, 7.63% (30-Day SOFR Average+ 535 basis points), 8/25/20421,2,4	232,165
250,000	GCAT 2021-NQM6 Trust Series 2021-NQM6, Class M1, 3.41%, 8/25/20661,2,3	207,655
300,000	GS Mortgage Securities Corp. Trust Series 2018-TWR, Class G, 6.99% (1-Month USD Libor+417 basis points), 7/15/20311,3,4	248,700
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.43%, 10/25/20501,2,3	211,033
141,816	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 3.04%, 3/25/20472,3,10	96,532
500,000	Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.34%, 12/27/20271,2	401,552
	Home RE Ltd.
500,000	Series 2021-2, Class M2, 5.53% (30-Day SOFR Average+325 basis points), 1/25/20341,2,3,4,10	451,583
200,000	Series 2021-2, Class M1C, 5.08% (30-Day SOFR Average+ 280 basis points), 1/25/20341,2,3,4	188,614
250,000	Series 2022-1, Class M1C, 7.78% (30-Day SOFR Average+ 550 basis points), 10/25/20341,2,3,4	243,280
492,718	JP Morgan Mortgage Trust Series 2022-1, Class B4, 3.10%, 7/25/20521,2,3,10	357,171
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 9.24% (3-Month USD Libor+650 basis points), 1/18/20281,2,3,4,10	209,088
250,000	Med Trust Series 2021-MDLN, Class F, 6.82% (1-Month USD Libor+400 basis points), 11/15/20381,3,4	231,229
400,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class ER, 11.55% (3-Month Term SOFR+ 875 basis points), 5/20/20341,2,3,4,10	341,453
47,652	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/20431,2	43,171

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,434,783	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/20331,2,3	$3,756,023
	New Residential Mortgage Loan Trust
221,700	Series 2019-1A, Class B6B, 3.20%, 9/25/20571,2,3	188,716
250,000	Series 2022-NQM1, Class M1, 3.60%, 1/25/20261,2,3	186,575
328,346	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AP1, Class A3, 5.65%, 1/25/20362,3,10	104,187
750,000	Oaktown Re VII Ltd. Series 2021-2, Class M1B, 5.18% (30-Day SOFR Average+ 290 basis points), 4/25/20341,2,3,4,10	700,824
200,000	Oportun Issuance Trust Series 2022-A, Class C, 7.40%, 6/9/20311,2	188,429
	Pagaya AI Debt Trust
199,974	Series 2022-1, Class C, 4.89%, 10/15/20291,2	163,594
300,000	Series 2022-3, Class B, 8.05%, 3/15/20301,2	295,127
2,500,000	Palmer Square European CLO Series 2021-2X, Class SUB, 0.000%, 4/15/20352,3	1,495,669
	Palmer Square European Loan Funding
2,975,000	Series 2022-1X, Class SUB, 0.000%, 10/15/20312,3	1,987,606
4,000,000	Series 2022-2X, Class SUB, 0.000%, 10/15/20312,3	3,612,362
4,000,000	Palmer Square European Loan Funding 2022-2 DAC Class SUB, 0.10%, 9/20/20265	3,920,031
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-1A, Class SUB, 0.000%, 4/20/20271,2,3	160,400
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/20271,2,3	287,300
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/20271,2,3	564,750
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/20281,2,3	856,244
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/20281,2,3	36,595
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/20281,2,3,5	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/20281,2,3	1,295,233
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/20291,2,3	814,984
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/20291,2,3	1,269,017
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/20291,2,3	932,057
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/20291,2,3	1,988,291
5,235,000	Series 2022-1I, Class SUB, 0.000%, 4/15/20302,3	3,623,354
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/20301,2,3	5,811,047
2,500,000	Series 2022-5I, Class D, 7.90% (3-Month Term SOFR+538 basis points), 1/15/20312,4	2,220,215
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/20312,3	1,166,299
289,421	PRET, LLC Series 2021-NPL5, Class A1, 2.49%, 10/25/20511,2,6	272,369

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$263,816	PRPM 2021-3 LLC Series 2021-3, Class A1, 1.87%, 4/25/20261,2,6	$241,534
281,070	PRPM, LLC Series 2020-6, Class A1, 2.36%, 11/25/20251,2,6,10	264,169
300,000	Radnor RE 2022-1 Ltd. Series 2022-1, Class M1B, 8.93% (30-Day SOFR Average+ 675 basis points), 9/25/20321,2,4	298,548
	Radnor RE Ltd.
500,000	Series 2019-1, Class M2, 6.28% (1-Month USD Libor+320 basis points), 2/25/20291,2,3,4	479,475
250,000	Series 2021-2, Class M1B, 5.98% (30-Day SOFR Average+ 370 basis points), 11/25/20311,2,3,4	231,535
250,000	Series 2021-2, Class M2, 7.28% (30-Day SOFR Average+500 basis points), 11/25/20311,2,3,4	233,033
150,000	Series 2020-1, Class M2A, 5.08% (1-Month USD Libor+200 basis points), 1/25/20301,2,3,4	139,504
175,000	Series 2021-1, Class M1C, 4.98% (30-Day SOFR Average+ 270 basis points), 12/27/20331,2,3,4	161,538
	RALI Trust
75,965	Series 2006-QA10, Class A1, 3.45% (1-Month USD Libor+37 basis points), 12/25/20362,3,4	61,936
178,708	Series 2006-QS2, Class 1A9, 5.50%, 2/25/20362,10	144,101
340,000	Residential Mortgage Loan Trust Series 2020-1, Class B2, 4.67%, 1/26/20601,2,3,10	273,930
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 11.11% (3-Month USD Libor+812 basis points), 2/20/20331,2,3,4,10	198,733
1,345,097	Silver Point Loan Funding, LLC Class SUB, 0.000%, 10/20/20335	1,345,097
100,000	STAR Trust Series 2021-SFR1, Class F, 5.39% (1-Month USD Libor+240 basis points), 4/17/20381,3,4	95,857
	Triangle RE Ltd.
1,030,000	Series 2021-3, Class M1B, 5.18% (30-Day SOFR Average+ 290 basis points), 2/25/20341,2,3,4,10	983,339
500,000	Series 2021-3, Class M2, 6.03% (30-Day SOFR Average+375 basis points), 2/25/20341,2,3,4	448,481
100,000	Series 2021-2, Class M1B, 5.68% (1-Month USD Libor+260 basis points), 10/25/20331,2,3,4	98,963
200,000	Upstart Securitization Trust Series 2021-5, Class C, 4.15%, 11/20/20311,2	165,999
200,000	Upstart Securitization Trust 2021-3 Series 2021-3, Class C, 3.28%, 7/20/20311,2	172,032

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$40,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.64%, 2/16/20271,2	$39,477
100,000	Series 2022-1, Class D, 7.23%, 7/16/20291,2	97,432
	Verus Securitization Trust
900,000	Series 2020-5, Class B2, 4.71%, 5/25/20651,2,3	778,961
812,000	Series 2021-8, Class B2, 4.33%, 11/25/20661,2,3	555,116
300,000	Series 2021-5, Class M1, 2.33%, 9/25/20661,2,3	223,401
250,000	Series 2022-7, Class M1, 5.43%, 7/25/20671,2,3	219,111
23,496	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.06%, 1/25/20372,3	21,022
167,476	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.50%, 9/27/20351,2,3,10	128,139
	Western Mortgage Reference Notes
448,703	Series 2021-CL2, Class M4, 7.63% (30-Day SOFR Average+ 535 basis points), 7/25/20591,2,3,4,10	427,914
456,462	Series 2021-CL2, Class M5, 8.78% (30-Day SOFR Average+ 650 basis points), 7/25/20591,2,3,4,10	434,261
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 10.06% (1-Month USD Libor+750 basis points), 1/22/20231,2,3,4	99,142
	TOTAL ASSET-BACKED SECURITIES (Cost $77,146,815)	62,277,869
	BANK LOANS – 12.1%
	Advantage Capital Holdings, LLC
1,229	12.50% PIK, 4/14/2027,5,7	4,105,479
2,546,147	5.00% Cash and 8.00% PIK, 4/14/20275,7	2,488,859
299,436	BJ Services 11.83%, 1/3/20235	272,487
2,072,402	Challenge Manufacturing Company, LLC 12.28%, 12/18/20255	1,948,057
7,500,000	Cherco, LLC 11.66%, 9/1/20255	7,466,250
3,500,000	GH Group, Inc. 15.25%, 12/10/20265	3,027,500
5,446,536	IFit Inc. 16.08%, 2/22/20235	5,310,372
5,482,185	Lucky Bucks Holdings, LLC 12.50%, 5/29/20285	5,016,199
7,887,871	Nova Compression, LLC 11.63%, 9/1/20255	7,835,489
236,284	Premier Brands Group Holdings, LLC 9.11%, 3/20/20245	225,651

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$6,001,379	PWCC Marketplace, LLC 10.91%, 9/6/20255	$5,918,380
7,500,000	Shryne Group, Inc. 12.50%, 5/26/20265	7,222,500
	Wellbore Integrity Solutions, LLC
1,997,480	9.95%, 12/31/20245	1,947,543
2,387,420	13.38%, 12/31/20245	2,291,923
	TOTAL BANK LOANS (Cost $55,932,518)	55,076,689
Number of Shares
	CLOSED-END FUNDS – 21.3%
104,808	Apollo Diversified Credit Fund – Class I	2,167,422
2,086,615	Cliffwater Corporate Lending Fund – Class I	22,264,179
2,346,264	Cliffwater Enhanced Lending Fund – Class I	25,339,653
422,519	Conversus Stepstone Private Markets – Class I*	18,303,535
36,643	Invesco Dynamic Credit Opportunities Fund – Class AX10	416,262
29,703	Opportunistic Credit Interval Fund – Class I*	298,218
697,899	Palmer Square Opportunistic Income Fund	11,180,351
1,026,855	Pomona Investment Fund LP	17,166,644
	TOTAL CLOSED-END FUNDS (Cost $91,606,855)	97,136,264
Principal Amount

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
$100,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class D, 7.38%, 9/17/20291,2	95,808
	Bellemeade Re Ltd.
250,000	Series 2019-2A, Class M2, 6.19% (1-Month USD Libor+310 basis points), 4/25/20291,2,3,4,10	242,983
2,500,000	Series 2021-3A, Class M2, 5.43% (30-Day SOFR Average+ 315 basis points), 9/25/20311,2,4	2,149,232
1,000,000	Series 2022-1, Class M1C, 5.98% (30-Day SOFR Average+ 370 basis points), 1/26/20321,2,4	936,084
500,000	Series 2022-1, Class M2, 6.88% (30-Day SOFR Average+460 basis points), 1/26/20321,2,3,4,10	456,012
212,500	BX Commercial Mortgage Trust Series 2019-XL, Class J, 5.47% (1-Month USD Libor+265 basis points), 10/15/20361,3,4	203,378
688,665	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.32%, 2/25/20352,3	1,567

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$21,597	Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2, 5.53% (1-Month USD Libor+245 basis points), 7/25/20311,2,3,4	$21,561
9,981	Series 2019-R03, Class 1M2, 5.23% (1-Month USD Libor+215 basis points), 9/25/20311,2,3,4	9,955
250,000	Series 2019-R06, Class 2B1, 6.84% (1-Month USD Libor+375 basis points), 9/25/20391,2,3,4	244,674
500,000	Series 2019-HRP1, Class B1, 12.34% (1-Month USD Libor+ 925 basis points), 11/25/20391,2,3,4	490,790
1,000,000	CSMC Series 2021-NQM2, Class B1, 3.44%, 2/25/20661,2,3	727,585
378,266	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 0.14%, 11/19/20442,3	410
	Eagle RE Ltd.
550,000	Series 2020-1, Class B1, 5.93% (1-Month USD Libor+285 basis points), 1/25/20301,2,4	512,555
750,000	Series 2020-1, Class M2, 5.08% (1-Month USD Libor+200 basis points), 1/25/20301,2,3,4	695,479
500,000	Series 2021-2, Class M2, 6.53% (30-Day SOFR Average+425 basis points), 4/25/20341,2,4	457,281
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.62%, 6/15/20271,2	195,294
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 6.03% (30-Day SOFR Average+ 375 basis points), 1/25/20511,2,3,4	92,185
	Freddie Mac Structured Agency Credit Risk Debt Notes
249,159	Series 2018-SPI2, Class B, 3.84%, 5/25/20481,2,3	183,096
365,056	Series 2018-SPI3, Class B, 4.16%, 8/25/20481,2,3,10	281,078
190,243	Series 2018-SPI4, Class B, 4.51%, 11/25/20481,2,3	141,390
2,000,000	Series 2020-DNA1, Class B2, 8.34% (1-Month USD Libor+ 525 basis points), 1/25/20501,2,4	1,735,008
500,000	Series 2021-DNA3, Class B1, 5.78% (30-Day SOFR Average+ 350 basis points), 10/25/20331,2,4	462,418
1,000,000	Series 2022-DNA2, Class B2, 10.78% (30-Day SOFR Average+ 850 basis points), 2/25/20421,2,4	888,583
500,000	Series 2022-HQA1, Class B2, 13.28% (30-Day SOFR Average+ 1,100 basis points), 3/25/20421,2,4	464,760
21,645	FREMF Mortgage Trust Series 2017-KSW3, Class B, 5.30% (1-Month USD Libor+275 basis points), 5/25/20271,2,4	20,888
	Home RE Ltd.
1,000,000	Series 2021-1, Class M2, 5.93% (1-Month USD Libor+285 basis points), 7/25/20331,2,4	921,387

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$550,000	Series 2021-1, Class B1, 6.74% (1-Month USD Libor+365 basis points), 7/25/20331,2,4	$491,350
1,410,000	JP Morgan Mortgage Trust Series 2022-INV2, Class B6, 3.18%, 7/25/20521,2,3	511,064
100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/20291,2	93,609
182,383	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 3.42% (1-Month USD Libor+34 basis points), 10/25/20362,3,4	62,577
	Rate Mortgage Trust
632,000	Series 2022-J1, Class B5, 2.75%, 1/25/20521,2,3	253,232
1,100,000	Series 2022-J1, Class B6, 2.75%, 1/25/20521,2,3	224,916
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,594,490)	14,268,189
Number of Shares
	COMMON STOCKS – 2.2%
	AEROSPACE/DEFENSE-EQUIPMENT – 0.0%
514	Aerojet Rocketdyne Holdings, Inc.*,10	20,555
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL – 0.0%
856	Tenneco, Inc. – Class A*	14,886
	CHEMICALS-SPECIALTY – 0.0%
182	Rogers Corp.*,10	44,022
	COMMERCIAL BANKS-CENTRAL US – 0.0%
1,842	Flagstar Bancorp, Inc.10	61,523
	COMMERCIAL BANKS-WESTERN US – 0.0%
2,461	Umpqua Holdings Corp.10	42,059
	COMMERCIAL SERVICES-FINANCE – 0.0%
2,901	MoneyGram International, Inc.*,10	30,170
	COMPUTER SOFTWARE – 0.0%
591	Citrix Systems, Inc.10	61,464
	COMPUTERS-INTEGRATED SYSTEMS – 0.0%
100	Presto Automation, Inc.*	204
	ELECTRIC-INTEGRATED – 0.0%
898	PNM Resources, Inc.10	41,066
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 0.0%
293	MicroCloud Hologram, Inc.*,8	633
	GAS-DISTRIBUTION – 0.0%
583	South Jersey Industries, Inc.10	19,484
	MEDICAL INFORMATION SYSTEMS – 0.0%
2,070	Change Healthcare, Inc.*,10	56,904

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL-SPORTING GOODS – 0.0%
1,004	Sportsman’s Warehouse Holdings, Inc.*,10	$8,333
	SPECIFIED PURPOSE ACQUISITIONS – 2.2%
136	7GC & Co. Holdings, Inc. – Class A*	1,352
1,464	8i ACQUISITION 2 Corp.*,8	14,655
94	ABG Acquisition Corp. I – Class A*,8	933
1,722	Accelerate Acquisition Corp. – Class A*	16,910
2,076	Accretion Acquisition Corp.*	20,635
1,456	Ace Global Business Acquisition Ltd.*,8	15,186
1,774	Achari Ventures Holdings Corp. I*	17,829
36	Advanced Merger Partners, Inc. – Class A*	354
2,667	AF Acquisition Corp. – Class A*	26,110
20	African Gold Acquisition Corp. – Class A*,8	198
2,247	Agba Acquisition Ltd.*,8	25,751
2,330	ALSP Orchid Acquisition Corp. I – Class A*,8	23,370
1,466	AltEnergy Acquisition Corp. – Class A*	14,631
50,000	Ares Acquisition Corp. – Class A*,8	496,500
1,050	Arisz Acquisition Corp.*	10,427
568	Astrea Acquisition Corp. – Class A*	5,589
2,860	Athlon Acquisition Corp. – Class A*	28,257
3,824	Atlantic Avenue Acquisition Corp. – Class A*	38,393
236	Atlas Crest Investment Corp. II – Class A*	2,325
52,816	Austerlitz Acquisition Corp. I – Class A*,8	518,125
52,932	Austerlitz Acquisition Corp. II – Class A*,8	519,263
2,964	Avalon Acquisition, Inc. – Class A*	29,670
1,456	Big Sky Growth Partners, Inc. – Class A*	14,240
2,834	Biotech Acquisition Co. – Class A*,8	28,127
2,396	Black Mountain Acquisition Corp. – Class A*	24,032
390	Blockchain Coinvestors Acquisition Corp. I – Class A*,8	3,935
1,778	Blockchain Moon Acquisition Corp.*	17,744
2,874	Blue Safari Group Acquisition Corp. – Class A*,8	29,573
1,722	Build Acquisition Corp. – Class A*	16,910
2,932	Cactus Acquisition Corp. I Ltd. – Class A*,8	29,467
585	CC Neuberger Principal Holdings III – Class A*,8	5,809
135	CF Acquisition Corp. IV – Class A*	1,343
2,935	Churchill Capital Corp. VI – Class A*	28,854
2,875	Churchill Capital Corp. VII – Class A*	28,261
15	Colicity, Inc. – Class A*	148
2,445	Colombier Acquisition Corp. – Class A*	23,765
642	Concord Acquisition Corp. – Class A*	6,452
1,215	Corazon Capital V838 Monoceros Corp. – Class A*,8	12,041

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
351	Corner Growth Acquisition Corp. – Class A*,8	$3,499
626	Crescera Capital Acquisition Corp. – Class A*,8	6,285
2,151	Data Knights Acquisition Corp. – Class A*	22,306
1,764	Deep Medicine Acquisition Corp. – Class A*	17,781
930	DHC Acquisition Corp. – Class A*,8	9,198
637	Digital Health Acquisition Corp.*	6,453
2,913	DILA Capital Acquisition Corp. – Class A*	28,984
698	dMY Technology Group, Inc. VI – Class A*	6,952
1,760	Edify Acquisition Corp. – Class A*	17,406
592	Enterprise 4.0 Technology Acquisition Corp. – Class A*,8	5,979
1,410	Eucrates Biomedical Acquisition Corp.*,8	14,142
920	Everest Consolidator Acquisition Corp. – Class A*	9,246
592	ExcelFin Acquisition Corp. – Class A*	5,932
2,109	Far Peak Acquisition Corp. – Class A*,8	20,858
1,712	FAST Acquisition Corp. II – Class A*	16,803
1,765	Financial Strategies Acquisition Corp.*	17,703
1,060	Finnovate Acquisition Corp. – Class A*,8	10,695
93	Fintech Evolution Acquisition Group – Class A*,8	923
236	Flame Acquisition Corp. – Class A*	2,320
33,248	Fortress Value Acquisition Corp. III – Class A*	329,155
75,213	Fortress Value Acquisition Corp. IV – Class A*	740,096
474	Fusion Acquisition Corp. II – Class A*	4,664
1,455	G Squared Ascend II, Inc. – Class A*,8	14,434
2,354	Genesis Growth Tech Acquisition Corp. – Class A*,8	23,823
1,438	Global Consumer Acquisition Corp.*	14,639
1,763	Globalink Investment, Inc.*	17,560
142	Golden Falcon Acquisition Corp. – Class A*	1,413
1,582	Goldenbridge Acquisition Ltd.*,8	16,263
61,469	Gores Holdings VII, Inc. – Class A*,10	606,084
62,405	Gores Technology Partners II, Inc. – Class A*,10	612,817
24,993	Gores Technology Partners, Inc. – Class A*,10	245,556
2,885	Graf Acquisition Corp. IV*	28,129
782	Green Visor Financial Technology Acquisition Corp. I – Class A*,8	7,922
12,288	GSR II Meteora Acquisition Corp. – Class A*	121,774
102	Healthcare Services Acquisition Corp. – Class A*	1,014
1,796	Hennessy Capital Investment Corp. V – Class A*	17,727
484	Hunt Cos. Acquisition Corp. I – Class A*,8	4,913
1,187	Industrial Human Capital, Inc.*	12,048
882	Innovative International Acquisition Corp. – Class A*,8	8,944
1,962	Integrated Rail and Resources Acquisition Corp. – Class A*	19,718

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,354	Integrated Wellness Acquisition Corp. – Class A*,8	$23,799
265	InterPrivate II Acquisition Corp. – Class A*	2,608
295	InterPrivate III Financial Partners, Inc. – Class A*	2,891
592	Jack Creek Investment Corp. – Class A*,8	5,890
56,469	Jaws Juggernaut Acquisition Corp. – Class A*,8	554,526
52,848	Jaws Mustang Acquisition Corp. – Class A*,8	525,309
1,241	Jupiter Wellness Acquisition Corp. – Class A*	12,447
1,736	Kadem Sustainable Impact Corp. – Class A*	17,065
562	Kairos Acquisition Corp. – Class A*,8	5,598
1,069	Khosla Ventures Acquisition Co. III – Class A*	10,455
1,804	KKR Acquisition Holdings I Corp. – Class A*	17,751
55,746	Lakeshore Acquisition II Corp.*,8	560,247
2,764	LAMF Global Ventures Corp. I*,8	27,889
3,564	Larkspur Health Acquisition Corp. – Class A*	35,604
584	Learn CW Investment Corp. – Class A*,8	5,752
2,510	Legato Merger Corp. II*	24,924
2,508	Levere Holdings Corp. – Class A*,8	24,779
1,052	LF Capital Acquisition Corp. II – Class A*	10,573
3,396	Lionheart III Corp. – Class A*	34,266
20,376	Longview Acquisition Corp. II – Class A*	200,092
1,182	M3-Brigade Acquisition III Corp. – Class A*	11,903
838	Mana Capital Acquisition Corp.*	8,405
1,685	Maquia Capital Acquisition Corp. – Class A*	17,406
426	McLaren Technology Acquisition Corp. – Class A*	4,294
950	MDH Acquisition Corp. – Class A*	9,348
474	Medicus Sciences Acquisition Corp.*,8	4,693
2,122	Mercato Partners Acquisition Corp. – Class A*	21,220
2,256	Monterey Bio Acquisition Corp.*	22,921
284	Moringa Acquisition Corp. – Class A*,8	2,820
2,696	Mount Rainier Acquisition Corp.*	27,230
2,885	Mountain Crest Acquisition Corp. III*	28,706
59,983	MSD Acquisition Corp. – Class A*,8	593,832
1,684	Nabors Energy Transition Corp. – Class A*	16,924
2,728	Natural Order Acquisition Corp.*	27,253
9	New Vista Acquisition Corp. – Class A*,8	89
2,670	Newbury Street Acquisition Corp.*	26,246
1,186	Newcourt Acquisition Corp. – Class A*,8	12,038
711	Noble Rock Acquisition Corp. – Class A*,8	7,067
2,282	Nocturne Acquisition Corp.*,8	23,550
3,780	NorthView Acquisition Corp.*	37,573

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,885	OceanTech Acquisitions I Corp. – Class A*	$29,398
554	Onyx Acquisition Co. I – Class A*,8	5,606
3,528	OPY Acquisition Corp. I – Class A*	35,033
2,500	Orion Biotech Opportunities Corp. – Class A*,8	24,650
2,876	Osiris Acquisition Corp. – Class A*	28,041
564	Periphas Capital Partnering Corp. – Class A*	13,959
646	Phoenix Biotech Acquisition Corp. – Class A*	6,525
5	Pivotal Investment Corp. III – Class A*	49
720	Post Holdings Partnering Corp. – Class A*	6,977
375	Priveterra Acquisition Corp. – Class A*	3,694
470	Progress Acquisition Corp. – Class A*	4,693
2,346	Project Energy Reimagined Acquisition Corp.*,8	23,108
3,276	Property Solutions Acquisition Corp. II – Class A*	32,138
696	PropTech Investment Corp. II – Class A*	6,925
1,774	Recharge Acquisition Corp. – Class A*	17,944
1,666	Roth CH Acquisition V Corp.*	16,610
590	Sanaby Health Acquisition Corp. I – Class A*	5,971
1,023	Sandbridge X2 Corp. – Class A*	10,056
351	ScION Tech Growth I – Class A*,8	3,501
2,424	ScION Tech Growth II – Class A*,8	24,095
2,884	Senior Connect Acquisition Corp. I – Class A*	28,696
372	Silver Spike Acquisition Corp. II – Class A*,8	3,690
49,943	Social Capital Hedosophia Holdings Corp. IV – Class A*,8	499,929
424	Spindletop Health Acquisition Corp. – Class A*	4,270
2,738	SPK Acquisition Corp.*	27,900
888	SportsMap Tech Acquisition Corp.*	8,880
710	SportsTek Acquisition Corp. – Class A*	6,986
12,497	SVF Investment Corp. II – Class A*,8	123,970
186	Tailwind International Acquisition Corp. – Class A*,8	1,845
1,896	Tastemaker Acquisition Corp. – Class A*	18,922
1,722	Tech and Energy Transition Corp. – Class A*	16,979
1,418	Tekkorp Digital Acquisition Corp. – Class A*,8	14,208
852	TG Venture Acquisition Corp. – Class A*	8,477
592	Thrive Acquisition Corp. – Class A*,8	6,009
22,243	TPG Pace Beneficial II Corp.*,8,10	217,534
2,558	Trine II Acquisition Corp. – Class A*,8	25,644
2,396	Tristar Acquisition I Corp. – Class A*,8	23,744
25,374	Turmeric Acquisition Corp. – Class A*,8	253,740
378	Twelve Seas Investment Corp. II – Class A*	3,721
838	Vahanna Tech Edge Acquisition I Corp. – Class A*,8	8,405

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
940	Venus Acquisition Corp.*,8	$9,729
3,044	Worldwide Webb Acquisition Corp. – Class A*,8	30,440
		9,817,996
	TOTAL COMMON STOCKS (Cost $10,184,101)	10,219,299
Principal Amount
	CORPORATE BONDS – 0.0%
	FINANCIALS – 0.0%
$200,000	PennantPark Floating Rate Capital Ltd. 4.25%, 4/1/20262	176,947
	TOTAL CORPORATE BONDS (Cost $199,397)	176,947
Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES – 0.1%
	FINANCIALS – 0.1%
12,181	First Eagle Alternative Capital BDC, Inc. 5.00%, 5/25/20262	276,021
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.50%, 3/31/20262	53,755
		329,776
	TOTAL EXCHANGE-TRADED DEBT SECURITIES (Cost $361,411)	329,776
	MUTUAL FUNDS – 5.3%
1,019,303	Driehaus Event Driven Fund	11,895,269
1,102,058	Glenmede Secured Options Portfolio – Class Institutional	12,431,207
	TOTAL MUTUAL FUNDS (Cost $28,000,000)	24,326,476
	PRIVATE INVESTMENT FUNDS – 22.7%
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	11,704,675
N/A	Hudson Bay Fund LP	8,855,375
N/A	Linden Investors LP	10,295,728
N/A	Nuveen Real Estate U.S. Cities Multifamily Fund LP	10,209,403
N/A	Oak Street Real Estate Capital Net Lease Property Fund LP	6,089,727
N/A	Pender Capital Asset Based Lending Fund I LP	24,574,088
N/A	Point72 Capital LP	9,639,782
N/A	Rivernorth Capital Partners LP	8,040,458
N/A	Seer Capital Partners Fund LP	2,772,210

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS (Continued)
N/A	Walleye Opportunities Fund LP	$11,573,565
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $97,745,989)	103,755,011
	REAL ESTATE INVESTMENT TRUSTS – 13.0%
603,960	Bailard Real Estate Investment Trust LP	21,577,527
502,923	Invesco Real Estate Income Trust, Inc. – Class I	16,257,529
1,439,175	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	21,472,491
		59,307,547
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $51,983,722)	59,307,547
	RIGHTS – 0.0%
1,464	8i ACQUISITION 2 Corp., Expiration Date: May 22, 2023*,8	659
2,076	Accretion Acquisition Corp., Expiration Date: October 25, 2022*	150
2,247	Agba Acquisition Ltd., Expiration Date: February 6, 2023*,8	312
1,050	Arisz Acquisition Corp., Expiration Date: August 17, 2023*	63
2,120	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2023*	287
1,778	Blockchain Moon Acquisition Corp., Expiration Date: October 18, 2022*	103
2,874	Blue Safari Group Acquisition Corp., Expiration Date: December 8, 2023*,8	259
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	36
1,299	Brilliant Acquisition Corp., Expiration Date: November 14, 2022*,8	179
1,764	Deep Medicine Acquisition Corp., Expiration Date: November 14, 2022*	68
2,245	East Stone Acquisition Corp., Expiration Date: November 2, 2022*,8	561
923	Edoc Acquisition Corp., Expiration Date: October 19, 2022*,8	65
1,765	Financial Strategies Acquisition Corp., Expiration Date: December 8, 2022*	89
1,763	Globalink Investment, Inc., Expiration Date: September 21, 2023*	212
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 27, 2025*,8	237
768	GSR II Meteora Acquisition Corp., Expiration Date: November 16, 2022*	922
1,241	Jupiter Wellness Acquisition Corp., Expiration Date: June 5, 2023*	102
55,746	Lakeshore Acquisition II Corp., Expiration Date: November 15, 2022*,8	10,313
838	Mana Capital Acquisition Corp., Expiration Date: August 21, 2023*	235
2,530	Model Performance Acquisition Corp., Expiration Date: October 6, 2022*,8	238
2,885	Mountain Crest Acquisition Corp. III, Expiration Date: January 11, 2028*	144
2,282	Nocturne Acquisition Corp. , Expiration Date: November 18, 2022*	114
3,780	NorthView Acquisition Corp., Expiration Date: September 19, 2023*	230

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
2,738	SPK Acquisition Corp., Expiration Date: March 7, 2023*	$274
940	Venus Acquisition Corp., Expiration Date: November 7, 2022*,8	291
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2023*	217
	TOTAL RIGHTS (Cost $0)	16,360
	UNITS – 1.9%
	SPECIFIED PURPOSE ACQUISITIONS – 1.9%
4,393	AIB Acquisition Corp.*,8	44,193
1,489	Alpha Star Acquisition Corp.*,8	15,113
195	Apeiron Capital Investment Corp.*	1,956
21,898	Ares Acquisition Corp.*,8	217,228
1,045	Atlantic Coastal Acquisition Corp. II*	10,492
1,182	Ault Disruptive Technologies Corp.*	11,891
901	Austerlitz Acquisition Corp. I*,8	8,848
49,995	Austerlitz Acquisition Corp. II*,8	490,451
143	B. Riley Principal 250 Merger Corp.*	1,403
2,938	Battery Future Acquisition Corp.*,8	29,762
824	BioPlus Acquisition Corp.*,8	8,273
3,089	Blue Ocean Acquisition Corp.*,8	30,983
2,069	Bullpen Parlay Acquisition Co.*,8	20,814
1	Cactus Acquisition Corp. I Ltd.*,8	10
21,891	Churchill Capital Corp. V*	216,502
49,972	Churchill Capital Corp. VI*	493,723
61,192	Churchill Capital Corp. VII*	602,747
1	Colombier Acquisition Corp.*	10
15,680	Compute Health Acquisition Corp.*	154,606
9,833	Denali Capital Acquisition Corp.*,8	98,920
19,672	dMY Squared Technology Group, Inc.*	196,720
20,295	Elliott Opportunity II Corp.*,8	199,906
2,938	EVe Mobility Acquisition Corp.*,8	29,586
1	Everest Consolidator Acquisition Corp.*	10
19,846	FG Merger Corp.*	199,055
1	Finnovate Acquisition Corp.*,8	10
5	Fortress Value Acquisition Corp. III*	49
2	Fusion Acquisition Corp. II*	20
1,652	Games & Esports Experience Acquisition Corp.*,8	16,867
253	Glass Houses Acquisition Corp.*	2,487
23,908	Goldenstone Acquisition Ltd.*	239,558
29,037	Gores Holdings IX, Inc.*	284,853
1	Graf Acquisition Corp. IV*	10
1,765	Growth For Good Acquisition Corp.*,8	17,491

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
6	GSR II Meteora Acquisition Corp.*	$61
19,983	Hainan Manaslu Acquisition Corp.*,8	200,829
1,348	Healthcare AI Acquisition Corp.*,8	13,561
211	Intelligent Medicine Acquisition Corp.*	2,123
3	InterPrivate II Acquisition Corp.*	29
1,765	Jackson Acquisition Co.*	17,579
42,547	Jaws Hurricane Acquisition Corp.*	416,535
40,266	Jaws Mustang Acquisition Corp.*,8	401,049
1,749	Kairous Acquisition Corp. Ltd.*,8	17,665
1,522	KKR Acquisition Holdings I Corp.*	15,007
1	Larkspur Health Acquisition Corp.*	10
37,490	LDH Growth Corp. I*,8	371,151
42,149	Longview Acquisition Corp. II*	413,903
20,035	Metal Sky Star Acquisition Corp. *,8	200,751
1,689	Mountain Crest Acquisition Corp. V*	16,856
2	Noble Rock Acquisition Corp.*,8	20
2,288	OmniLit Acquisition Corp.*	22,903
1	OPY Acquisition Corp. I*	10
4	Orion Biotech Opportunities Corp.*,8	39
1,045	Papaya Growth Opportunity Corp. I*	10,481
3	Periphas Capital Partnering Corp.*	74
4	Pivotal Investment Corp. III*	39
3,529	Power & Digital Infrastructure Acquisition II Corp.*	35,149
1	Priveterra Acquisition Corp.*	10
1	Project Energy Reimagined Acquisition Corp.*,8	10
1,833	PROOF Acquisition Corp. I*	18,220
2	Property Solutions Acquisition Corp. II*	20
294	Pyrophyte Acquisition Corp.*,8	2,981
19,479	Qomolangma Acquisition Corp.*	194,790
20,023	Redwoods Acquisition Corp.*	199,029
19,239	RF Acquisition Corp.*	190,274
2,478	ROC Energy Acquisition Corp.*	24,929
1	Sandbridge X2 Corp.*	10
52,328	Screaming Eagle Acquisition Corp.*,8	510,198
1,764	Sculptor Acquisition Corp. I*,8	17,869
212	Semper Paratus Acquisition Corp.*,8	2,150
19,969	Senior Connect Acquisition Corp. I*	198,492
60,000	SHUAA Partners Acquisition Corp. I*,8	607,800
2,760	Sizzle Acquisition Corp.*	27,738
1,763	Southport Acquisition Corp.*	17,559

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
4,204	Spree Acquisition Corp. 1 Ltd.*,8	$42,460
1,649	ST Energy Transition I Ltd.*,8	16,589
50,005	SVF Investment Corp.*,8	499,050
1,763	Swiftmerge Acquisition Corp.*,8	17,542
1	Tailwind International Acquisition Corp.*,8	10
117	TKB Critical Technologies 1*,8	1,185
333	TLGY Acquisition Corp.*,8	3,377
2	Twelve Seas Investment Co. II*	20
2,479	UTA Acquisition Corp.*,8	25,063
3,680	Welsbach Technology Metals Acquisition Corp.*	36,837
1	Worldwide Webb Acquisition Corp.*,8	10
		8,454,593
	TOTAL UNITS (Cost $8,460,791)	8,454,593
	WARRANTS – 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	1
1,464	8i ACQUISITION 2 Corp., Expiration Date: September 24, 2026*,8	629
574	Accelerate Acquisition Corp., Expiration Date: December 31, 2027*	29
1,038	Accretion Acquisition Corp., Expiration Date: February 19, 2023*	51
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,8	108
1,774	Achari Ventures Holdings Corp. I, Expiration Date: August 5, 2026*	89
6	Advanced Merger Partners, Inc., Expiration Date: June 30, 2026*	0
274	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,5	355,526
889	AF Acquisition Corp., Expiration Date: March 31, 2028*	36
15	African Gold Acquisition Corp., Expiration Date: March 13, 2028*,8	1
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,8	29
1,165	ALSP Orchid Acquisition Corp. I, Expiration Date: November 30, 2028*,8	105
733	AltEnergy Acquisition Corp., Expiration Date: February 6, 2023*	117
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	3
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	50
511	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,8	28
60,000	Amprius Technologies, Inc., Expiration Date: March 2, 2027*	19,200
10,000	Ares Acquisition Corp., Expiration Date: December 31, 2027*,8	1,150
902	Aries I Acquisition Corp., Expiration Date: May 7, 2023*,8	97
1,050	Arisz Acquisition Corp., Expiration Date: November 16, 2026*	94
284	Astrea Acquisition Corp., Expiration Date: January 13, 2026*	3

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,430	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	$60
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	31
59	Atlas Crest Investment Corp. II, Expiration Date: February 28, 2026*	2
13,204	Austerlitz Acquisition Corp. I, Expiration Date: February 19, 2026*,8	1,320
13,233	Austerlitz Acquisition Corp. II, Expiration Date: December 31, 2027*,8	1,323
2,223	Avalon Acquisition, Inc., Expiration Date: February 26, 2023*	212
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	140
364	Big Sky Growth Partners, Inc., Expiration Date: February 26, 2023*	30
1,417	Biotech Acquisition Co., Expiration Date: November 30, 2027*,8	85
1,797	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	176
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*,8	14
1,778	Blockchain Moon Acquisition Corp., Expiration Date: October 14, 2026*	57
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	54
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,8	8
574	Build Acquisition Corp., Expiration Date: April 29, 2023*	38
2,030	Bull Horn Holdings Corp., Expiration Date: October 31, 2025*,8	65
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: July 20, 2023*,8	103
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,8	21
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	2
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	52
587	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	82
575	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	78
3	Colicity, Inc., Expiration Date: December 31, 2027*	0
815	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	90
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	55
321	Concord Acquisition Corp., Expiration Date: November 28, 2025*	192
405	Corazon Capital V838 Monoceros Corp., Expiration Date: December 31, 2028*,8	24
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,8	1
935	Corner Growth Acquisition Corp. 2, Expiration Date: March 1, 2023*,8	45
313	Crescera Capital Acquisition Corp., Expiration Date: April 20, 2028*,8	19
2,151	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	97
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,8	28
637	Digital Health Acquisition Corp., Expiration Date: October 14, 2023*	102
2,913	DILA Capital Acquisition Corp., Expiration Date: December 31, 2028*	116
349	dMY Technology Group, Inc. VI, Expiration Date: June 25, 2023*	166
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	11
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	118

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	$88
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,8	28
351	EdtechX Holdings Acquisition Corp. II, Expiration Date: June 15, 2027*	21
296	Enterprise 4.0 Technology Acquisition Corp., Expiration Date: September 24, 2023*,8	42
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,8	12
484	Eve Holding, Inc., Expiration Date: October 8, 2025*	237
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	28
296	ExcelFin Acquisition Corp., Expiration Date: July 5, 2023*	27
703	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,8	158
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	145
1,765	Financial Strategies Acquisition Corp., Expiration Date: March 31, 2028*	71
795	Finnovate Acquisition Corp., Expiration Date: April 15, 2023*,8	44
31	Fintech Evolution Acquisition Group, Expiration Date: March 31, 2028*,8	3
118	Flame Acquisition Corp., Expiration Date: December 31, 2028*	17
2,109	Forafric Global PLC, Expiration Date: June 9, 2027*,8	801
78	Fortress Value Acquisition Corp. III, Expiration Date: December 31, 2027*	8
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*	123
158	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	8
485	G Squared Ascend II, Inc., Expiration Date: December 31, 2026*,8	49
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,8	235
1,444	GigInternational1, Inc., Expiration Date: April 19, 2026*	60
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,8	70,000
1,163	Global Business Travel Group I, Expiration Date: October 29, 2027*	1,826
719	Global Consumer Acquisition Corp., Expiration Date: December 31, 2027*	44
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	106
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	4
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 28, 2025*,8	39
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*,8	484
577	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	63
391	Green Visor Financial Technology Acquisition Corp. I, Expiration Date: May 8, 2023*,8	23
12,288	GSR II Meteora Acquisition Corp., Expiration Date: July 22, 2023*	1,966
1,287	Hagerty, Inc., Expiration Date: December 31, 2027*	2,896

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
51	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	$1
449	Hennessy Capital Investment Corp. V, Expiration Date: January 11, 2026*	45
242	Hunt Cos. Acquisition Corp. I, Expiration Date: December 31, 2028*,8	10
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	213
1,187	Industrial Human Capital, Inc., Expiration Date: December 31, 2028*	24
441	Innovative International Acquisition Corp., Expiration Date: April 3, 2023*,8	9
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: May 21, 2023*	85
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,8	186
53	InterPrivate II Acquisition Corp., Expiration Date: December 31, 2028*	3
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	2
296	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,8	83
13,212	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,8	1,321
868	Kadem Sustainable Impact Corp., Expiration Date: March 16, 2026*	26
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,8	9
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	17
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	9
451	KKR Acquisition Holdings I Corp., Expiration Date: December 31, 2027*	54
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	28
873	Lakeshore Acquisition I Corp., Expiration Date: April 30, 2028*,8	144
27,873	Lakeshore Acquisition II Corp., Expiration Date: November 18, 2026*,8	2,230
1,382	LAMF Global Ventures Corp. I, Expiration Date: April 4, 2023*,8	14
2,673	Larkspur Health Acquisition Corp., Expiration Date: December 20, 2026*	321
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,8	29
1,255	Legato Merger Corp. II, Expiration Date: February 5, 2023*	464
836	Levere Holdings Corp., Expiration Date: December 31, 2028*,8	12
526	LF Capital Acquisition Corp. II, Expiration Date: January 7, 2026*	35
1,698	Lionheart III Corp., Expiration Date: March 19, 2023*	102
51	Longview Acquisition Corp. II, Expiration Date: May 10, 2026*	4
394	M3-Brigade Acquisition III Corp., Expiration Date: May 11, 2023*	19
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,8	16
419	Mana Capital Acquisition Corp., Expiration Date: December 1, 2026*	56
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	14

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
213	McLaren Technology Acquisition Corp., Expiration Date: March 3, 2023*	$15
475	MDH Acquisition Corp., Expiration Date: February 2, 2028*	8
52	Medicus Sciences Acquisition Corp., Expiration Date: December 31, 2027*,8	1
1,061	Mercato Partners Acquisition Corp., Expiration Date: December 28, 2026*	17
2,932	MicroCloud Hologram, Inc., Expiration Date: December 31, 2028*,8	198
1,265	Model Performance Acquisition Corp., Expiration Date: April 29, 2026*,8	13
2,256	Monterey Bio Acquisition Corp., Expiration Date: June 7, 2023*	109
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,8	7
2,696	Mount Rainier Acquisition Corp., Expiration Date: December 4, 2022*	404
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	924
842	Nabors Energy Transition Corp., Expiration Date: November 17, 2026*	118
1,894	Natural Order Acquisition Corp., Expiration Date: September 15, 2025*	19
3	New Vista Acquisition Corp., Expiration Date: December 31, 2027*,8	0
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	74
593	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*,8	39
237	Noble Rock Acquisition Corp., Expiration Date: December 31, 2027*,8	12
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	104
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	238
277	Onyx Acquisition Co. I, Expiration Date: January 7, 2023*,8	18
1,764	OPY Acquisition Corp. I, Expiration Date: April 8, 2023*	194
500	Orion Biotech Opportunities Corp., Expiration Date: December 31, 2027*,8	65
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	144
141	Periphas Capital Partnering Corp., Expiration Date: December 10, 2028*	35
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	48
1	Pivotal Investment Corp. III, Expiration Date: December 31, 2027*	0
240	Post Holdings Partnering Corp., Expiration Date: February 9, 2023*	25
479	Prenetics Global Ltd., Expiration Date: May 17, 2027*,8	196
1,990	Presto Automation, Inc., Expiration Date: September 30, 2025*	161
125	Priveterra Acquisition Corp., Expiration Date: December 31, 2027*	6
235	Progress Acquisition Corp., Expiration Date: December 31, 2027*	23
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,8	117

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
819	Property Solutions Acquisition Corp. II, Expiration Date: March 1, 2026*	$26
232	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	28
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	0
833	Roth CH Acquisition V Co., Expiration Date: December 10, 2026*	83
295	Sanaby Health Acquisition Corp. I, Expiration Date: July 30, 2028*	13
341	Sandbridge X2 Corp., Expiration Date: December 31, 2027*	7
117	ScION Tech Growth I, Expiration Date: November 1, 2025*,8	3
808	ScION Tech Growth II, Expiration Date: January 28, 2026*,8	32
1,442	Senior Connect Acquisition Corp. I, Expiration Date: December 31, 2027*	15
93	Silver Spike Acquisition Corp. II, Expiration Date: February 26, 2026*,8	3
748	SoundHound AI, Inc., Expiration Date: December 31, 2027*	96
212	Spindletop Health Acquisition Corp., Expiration Date: December 31, 2028*	8
666	SportsMap Tech Acquisition Corp., Expiration Date: September 1, 2027*	155
355	SportsTek Acquisition Corp., Expiration Date: December 31, 2027*	14
62	Tailwind International Acquisition Corp., Expiration Date: March 1, 2028*,8	2
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	94
574	Tech and Energy Transition Corp., Expiration Date: December 31, 2027*	29
709	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*,8	14
852	TG Venture Acquisition Corp., Expiration Date: August 13, 2023*	43
296	Thrive Acquisition Corp., Expiration Date: March 9, 2023*,8	24
1,279	Trine II Acquisition Corp., Expiration Date: December 31, 2027*,8	141
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,8	60
8,458	Turmeric Acquisition Corp., Expiration Date: October 8, 2025*,8	211
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	70
126	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	4
419	Vahanna Tech Edge Acquisition I Corp., Expiration Date: November 30, 2028*,8	46
940	Venus Acquisition Corp., Expiration Date: December 31, 2027*,8	15
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	161
1,235,429	Whitehawk Finance, LLC, Expiration Date: February 24, 3030*,5	0
1,522	Worldwide Webb Acquisition Corp., Expiration Date: March 27, 2023*,8	122
519	ZeroFox Holdings, Inc., Expiration Date: June 1, 2027*	99
	TOTAL WARRANTS (Cost $610,839)	472,554

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 11.1%
50,641,172	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 2.76%9	$50,641,172
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,641,172)	50,641,172
	TOTAL INVESTMENTS – 106.6% (Cost $488,468,100)	486,458,746
	Liabilities in Excess of Other Assets – (6.6)%	(30,105,058)
	TOTAL NET ASSETS – 100.0%	$456,353,688
	SECURITIES SOLD SHORT – (0.0)%
	COMMON STOCKS – (0.0)%
	COMMERCIAL BANKS-WESTERN US – (0.0)%
(1,467)	Columbia Banking System, Inc.	(42,382)
	COMMERCIAL SERVICES-FINANCE – (0.0)%
(1)	S&P Global, Inc.	(305)
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – (0.0)%
(3)	Advanced Micro Devices, Inc.*	(190)
	REITS-DIVERSIFIED – (0.0)%
(2)	VICI Properties, Inc. – REIT	(60)
	S & L/THRIFTS-EASTERN US – (0.0)%
(7,403)	New York Community Bancorp, Inc.	(63,147)
	TOTAL COMMON STOCKS (Proceeds $119,147)	(106,084)
	TOTAL SECURITIES SOLD SHORT (Proceeds $119,147)	$(106,084)

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
* Non-income producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $56,188,905, which represents 12.31% of the total net assets of the Fund.
2 Callable.
3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 Level 3 securities fair valued under procedures established by the Board of Trustees, represents 13.30% of Net Assets. The total value of these securities is $60,697,344.
6 Step rate security.
7 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
8 Foreign security denominated in U.S. Dollars.
9 The rate is the annualized seven-day yield at period end.
10 All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,370,289, which represents 1.40% of the total net assets of the Fund.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Apollo Diversified Credit Fund − Class Ia	Quarterly	14 Days	$2,570,170	$2,167,422	2/20/2019
Bailard Real Estate Investment Trust LPb	Quarterly	30 Days	18,400,000	21,577,527	12/28/2018
Cliffwater Corporate Lending Fund − Class Ia	Quarterly	14 Days	21,744,258	22,264,179	8/4/2020
Cliffwater Enhanced Lending Fund − Class Ia	Quarterly	14 Days	25,000,000	25,339,653	4/26/2022
Conversus Stepstone Private Markets − Class Ia	Quarterly	35 Days	16,157,916	18,303,535	3/26/2021
DSC Meridian Credit Opportunities Onshore Fund LPb	Quarterlyc	65 Days	11,450,000	11,704,675	10/1/2018
Hudson Bay Fund LPb	Quarterlyc	65 Days	8,500,000	8,855,375	4/1/2021
Invesco Real Estate Income Trust, Inc. − REIT	Monthly	30 Days	16,000,000	16,257,529	6/27/2022
Linden Investors LPb	Quarterlyd	65 Days	9,250,000	10,295,728	10/1/2018
Nuveen Real Estate U.S. Cities Multifamily Fund LPb	Quarterly	45 Days	10,000,000	10,209,403	4/1/2022
Oak Street Real Estate Capital Net Lease Property Fund LPb	Quarterly	60 Days	6,000,000	6,089,727	1/25/2022
Pender Capital Asset Based Lending Fund I LPb	Quarterly	90 Days	24,590,622	24,574,088	8/16/2019
Palmer Square Opportunistic Income Funda	Quarterly	14 Days	12,800,000	11,180,351	10/2/2018
Point72 Capital LPb	Quarterlyc	45 Days	8,030,367	9,639,782	4/24/2019
Pomona Investment Fund LPa	Quarterly	75 Days	12,616,015	17,166,644	10/1/2018
RiverNorth Capital Partners LPb	Quarterlyd	65 Days	8,000,000	8,040,458	6/1/2022
Seer Capital Partners Fund LPb	Not Permitted	N/A	2,000,000	2,772,210	9/29/2021
Walleye Opportunities Fund LPb	Monthlyd	30 Days	9,925,000	11,573,565	12/3/2018
Totals			$223,034,348	$238,011,851

a The Closed-End Fund can institute a gate provision on redemptions at the fund level of 5% of the fair value of the investment in the Closed-End Fund.
b Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
c The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
d The Private Investment Fund can institute a gate provision on redemptions at the fund level of 15 – 25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2022	Unrealized Appreciation (Depreciation)
Euro	BNP	EUR per USD	(14,874,000)	$(16,413,959)	$(15,032,324)	$1,381,636
				(16,413,959)	(15,032,324)	1,381,636
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(16,413,959)	$(15,032,324)	$1,381,636
EUR – Euro
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
SUMMARY OF INVESTMENTS*
As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	13.7%
Bank Loans	12.1%
Closed-End Funds	21.3%
Collateralized Mortgage Obligations	3.1%
Common Stocks
Specified Purpose Acquisitions	2.2%
Computer Software	0.0%
Electric-Integrated	0.0%
Chemicals-Specialty	0.0%
Auto/Truck Parts & Equipment-Original	0.0%
Commercial Banks-Western US	0.0%
Aerospace/Defense-Equipment	0.0%
Commercial Banks-Central US	0.0%
Commercial Services-Finance	0.0%
Gas-Distribution	0.0%
Retail-Sporting Goods	0.0%
Medical Information Systems	0.0%
Electronic Components-Semiconductor	0.0%
Computers-Integrated Systems	0.0%
Total Common Stocks	2.2%
Corporate Bonds
Financials	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Debt Securities
Financials	0.1%
Mutual Funds	5.3%
Private Investment Funds	22.7%
Real Estate Investment Trusts	13.0%
Rights	0.0%
Units
Specified Purpose Acquisitions	1.9%
Warrants	0.1%
Short-Term Investments	11.1%
Total Investments	106.6%
Liabilities in Excess of Other Assets	(6.6)%
Total Net Assets	100.0%

* This table does not include securities sold short. Please refer to the Schedule of Investments forinformation on securities sold short.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of Septebmer 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $488,468,100)	$486,458,746
Cash	586
Cash deposited with broker	263,013
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	1,381,636
Investment securities sold	438,458
Investments purchased in advance	7,500,000
Fund shares sold	1,107,656
Dividends and interest	1,652,417
Prepaid expenses	82,767
Total assets	498,885,279
Liabilities:
Line of credit payable	15,000,000
Securities sold short, at value (proceeds $119,147)	106,084
Payables:
Investment securities purchased	421,853
Due to custodian	458,714
Fund shares redeemed	25,961,253
Advisory fees	354,287
Distribution fees (Note 8)	152,212
Auditing fees	39,212
Accrued other expenses	37,976
Total liabilities	42,531,591
Net Assets	$456,353,688
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of Septebmer 30, 2022 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$457,380,640
Total accumulated deficit	(1,026,952)
Net Assets	$456,353,688
Maximum Offering Price per Share:
Class A Shares
Net assets applicable to shares outstanding	$1,033
Shares of common stock issued and outstanding	39
Net asset value per share	$26.50
Maximum sales charge (5.75% of offering price)*	1.62
Maximum offer price to public	$28.12
Class I Shares
Net assets applicable to shares outstanding	$456,352,655
Shares of common stock issued and outstanding	17,109,869
Net asset value per share	$26.67

* Investors in Class A Shares may be charged a sales charge of up to 5.75% of the subscription amount.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income:
Dividends	$3,185,762
Interest	9,542,988
Total investment income	12,728,750
Expenses:
Advisory fees	1,924,351
Distribution fees (Note 8)	246,154
Fund services expense	188,980
Legal fees	63,600
Interest expense (see Note 11)	37,170
Trustees’ fees and expenses	31,680
Auditing fees	31,182
Shareholder reporting fees	27,082
Registration fees	26,023
Chief Compliance Officer fees	15,519
Miscellaneous	14,420
Insurance fees	8,028
Dividends on securities sold short	3,494
Interest on securities sold short	1,562
Total expenses	2,619,245
Advisory fees waived	(44,829)
Net expenses	2,574,416
Net investment income	10,154,334
Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Forward Contracts, and Foreign Currency
Net realized gain (loss) on:
Investments	(325,424)
Foreign currency transactions	193,675
Distributions of long-term realized gains from regulated investment companies	196,795
Net realized gain	65,046
Net change in unrealized appreciation/depreciation on:
Investments	(17,349,838)
Securities sold short	13,140
Forward contracts	1,170,234
Foreign currency translations	22,933
Net change in unrealized appreciation/depreciation	(16,143,531)
Net realized and unrealized loss on investments, securities sold short, forward contracts, and foreign currency.	(16,078,485)
Net Decrease in Net Assets from Operations	$(5,924,151)
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$10,154,334	$6,779,501
Net realized gain (loss) on investments, securities sold short, and foreign currency	65,046	3,663,231
Net change in unrealized appreciation/depreciation on investments, securities sold short, forward contracts, and foreign currency	(16,143,531)	8,336,801
Net increase (decrease) in net assets resulting from operations	(5,924,151)	18,779,533
Distributions to Shareholders:
Distributions:
Class A	(26)	(39)
Class I	(9,835,410)	(12,292,666)
Total distributions to shareholders	(9,835,436)	(12,292,705)
Capital Transactions:
Net proceeds from shares sold:
Class A	—	1,000
Class I	179,348,942	233,877,451
Reinvestment of distributions:
Class A	26	39
Class I	2,421,847	2,421,654
Cost of shares redeemed:
Class A	—	—
Class I	(46,124,410)	(27,719,707)
Net increase in net assets from capital transactions	135,646,405	208,580,437
Total increase in net assets	119,886,818	215,067,265
Net Assets:
Beginning of period	336,466,870	121,399,605
End of period	$456,353,688	$336,466,870
Capital Share Transactions:
Shares sold:
Class A	—	37
Class I	6,608,865	8,488,202
Shares reinvested:
Class A	1	1
Class I	89,243	88,180
Shares redeemed:
Class A	—	—
Class I	(1,721,872)	(1,002,521)
Net increase in capital share transactions	4,976,237	7,573,899
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2022 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(5,924,151)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(186,014,579)
Sales of long-term portfolio investments	11,210,228
Proceeds from securities sold short	197,175
Cover short securities	(123,305)
Sales of short-term investments, net	11,463,587
Return of capital dividends received	559,307
Decrease in cash deposited with broker for securities sold short	4,636,973
Increase in dividends and interest receivable	(839,100)
Increase in prepaid expenses	(55,314)
Increase in line of credit payable	15,000,000
Decrease in foreign currency due to custodian	(4,424,940)
Increase in advisory fees	173,479
Decrease in dividends and interest on securities sold short	(6)
Increase in distribution fees	83,444
Decrease in accrued expenses	(59,916)
Net amortization on investments	(179,203)
Net realized gain	225,474
Net change in unrealized appreciation/depreciation	16,166,464
Net cash used for operating activities	(137,904,383)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	180,369,615
Cost of shares redeemed	(35,051,083)
Dividends paid to shareholders, net of reinvestments	(7,413,563)
Net cash provided by financing activities	137,904,969
Net increase in cash	586
Cash:
Beginning of period	—
End of period	$586
Non-cash financing activities not included herein consist of $2,421,873 of reinvested dividends.
Non-cash financing activities not included herein consist of $37,170 of interest expense.
Non-cash financing activities not included herein consist of $1,562 of interest on securities sold short.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For The Six Months Ended September 30, 2022 (Unaudited)	For The Period August 2, 2021* Through March 31, 2022
Net asset value, beginning of period	$27.65	$27.29
Income from Investment Operations:
Net investment income1	0.60	0.21
Net realized and unrealized gain (loss) on investments	(1.07)	1.19
Total from investment operations	(0.47)	1.40
Less Distributions:
From net investment income	(0.68)	(0.79)
From net realized gains	—	(0.25)
Total distributions	(0.68)	(1.04)
Redemption fee proceeds1	—	—
Net asset value, end of period	$26.50	$27.65
Total return	(1.77)%2	5.17%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short, excise tax, and interest expense)
Before fees waived4,5	2.11%3	2.05%3
After fees waived4,5	1.91%3	2.78%3
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short, excise tax, and interest expense)
Before fees waived	4.21%3	1.90%3
After fees waived	4.41%3	1.17%3
Portfolio turnover rate	3%2	26%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended September 30, 2022 and 0.03% for the period ended March 31, 2022, respectively
5 If excise tax and interest expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended September 30, 2022 and 0.04%, for the period ended March 31, 2022, respecitvely
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31,				For The Period June 12, 2017* Through March 31, 2018
		2022	2021	2020	2019
Net asset value, beginning of period	$27.73	$26.62	$22.23	$25.14	$24.77	$25.00
Income from Investment Operations:
Net investment income1	0.68	0.92	1.19	1.01	0.86	0.08
Net realized and unrealized gain (loss) on investments	(1.06)	1.89	4.73	(2.96)	(0.06)	(0.20)
Total from investment operations	(0.38)	2.81	5.92	(1.95)	0.80	(0.12)
Less Distributions:
From net investment income	(0.68)	(1.45)	(1.41)	(0.88)	(0.28)	(0.05)
From net realized gains	—	(0.25)	(0.12)	(0.06)	(0.15)	(0.06)
From return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.68)	(1.70)	(1.53)	(0.96)	(0.43)	(0.11)
Redemption fee proceeds1	—	—	—	—	—	—
Net asset value, end of period	$26.67	$27.73	$26.62	$22.23	$25.14	$24.77
Total return	(1.42)%2	10.80%	22.75%	(4.89)%	3.28%	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$456,353	$336,466	$121,400	$63,568	$17,196	$12,595
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short, excise tax, and interest expense)
Before fees waived4,5	1.29%3	1.16%	1.12%	1.36%	5.28%	6.89%3
After fees waived4,5	1.27%3	1.14%	1.08%	1.05%	2.35%	2.45%3
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short, excise tax, and interest expense)
Before fees waived	4.99%3	3.34%	4.78%	3.66%	0.49%	(4.05)%3
After fees waived	5.01%3	3.36%	4.82%	3.97%	3.42%	0.39%3
Portfolio turnover rate	3%2	26%	43%	48%	374%	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended September 30, 2022, 0.02%, 0.07%, 0.10%, 0.43%, and 0.50% for the years ended March 31, 2022, 2021, 2020 and 2019, and period ended March 31, 2018 respectively.
5 If excise tax and interest expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended September 30, 2022, 0.06% and 0.06%, for the years ended March 31, 2022 and 2021, respectively.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
Notes to Financial Statements
September 30, 2022 (Unaudited)

Note 1 — Organization
First Trust Alternative Opportunities Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated November 1, 2021 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares (formerly known as “CIA Class Shares”).
The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. A fund seeking positive “absolute return” aims to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Manager and one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments.
The Fund commenced the public offering of the Class I Shares in June 2017 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since August 2021. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

subject to the oversight of the Board (the “Valuation Designee”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

(h) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(j) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2019 to December 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(k) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a regulated investment company. The amount and timing of distributions are determined in accordance with federal income tax regulations,

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 0.95% of the Fund’s average daily net assets. From March 9, 2019 to December 31, 2021, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 0.50% of the Fund’s average daily net assets. Prior to March 9, 2019, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 2.00% and 1.25% of the Fund’s average daily net assets for Class A and Class I Shares, respectively (the “Expense Limit”) through July 31, 2023. This agreement to waive fees and/or pay for operating expenses may not be terminated before that date by the Fund or the Investment Manager. Thereafter, the agreement may be terminated by the Fund or the Investment Manager upon 30 days’ written notice. Unless it is terminated, the agreement will automatically renew for consecutive one-year terms. From March 9, 2019 to November 1, 2021, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% and 0.95% of the Fund’s average daily net assets for the Class A and Class I Shares, respectively. Prior to March 9, 2019, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% of the Fund’s average daily net assets for the Class I Shares.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

sub-advisory fee payable on a monthly basis at the annual rate of 0.80%, of their portion of the Fund’s average daily net assets for the services they provide. Prior to April 1, 2020, the Investment Manager had agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00%.
For the six months ended September 30, 2022, the Investment Manager waived its fees and absorbed other expenses totaling $44,829. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. As of September 30, 2022, the amount of these potentially recoverable expenses was $257,198. The Investment Manager may recapture all or a portion of this amount no later than March 31st of the year stated below:
2023	$134,973
2024	$34,167
2025	$43,229
2026	$44,829
Total	$257,198
First Trust Portfolios L.P., an affiliate of the Investment Manager, currently serves as the Fund’s distributor. Prior to November 1, 2021, Foreside Fund Services, LLC served as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2022, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2022 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
As of September 30, 2022, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$488,528,927
Gross unrealized appreciation	$22,318,526
Gross unrealized depreciation	(24,494,791)
Net unrealized appreciation on investments	$(2,176,265)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(1,977,537)	$(1,977,537)
As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$135,424
Undistributed long-term capital gains	2,679,197
Tax accumulated earnings	2,814,621
Accumulated capital and other losses	—
Unrealized appreciation on investments	10,545,265
Total accumulated earnings	$13,359,886
The tax character of distributions paid during the year ended December 31, 2021 and December 31, 2020 were as follows:
Distribution paid from:	2021	2020
Ordinary income	$9,904,946	$4,728,467
Net long-term capital gains	879,630	436,271
Total taxable distributions	$10,784,576	$5,164,738
Note 5 — Investment Transactions
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term investments, were $175,204,464 and $11,196,088, respectively. Proceeds from securities sold short and cover short securities were $197,175 and $123,305, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

The results of the repurchase offers conducted for the six months ended September 30, 2022 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	May 31, 2022	August 31, 2022
Repurchase Request	June 30, 2022	September 30, 2022
Repurchase Pricing date	June 30, 2022	September 30, 2022
Net Asset Value as of Repurchase Offer Date
Class A Shares	$26.80	$26.49
Class I Shares	$26.94	$26.67
Amount Repurchased
Class A Shares	$—	$—
Class I Shares	$20,163,158	$25,961,253
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%
Class I Shares	4.97%	5.40%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Real Estate Investment Trusts and Private Investment Funds with a fair value of $177,060,246 are excluded from the fair value hierarchy as of September 30, 2022.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$57,012,741	$5,265,128	$62,277,869
Bank Loans	—	—	55,076,689	55,076,689
Closed-End Funds	61,666,085	—	—	61,666,085
Collateralized Mortgage Obligations	—	14,268,189	—	14,268,189
Common Stocks*	10,219,299	—	—	10,219,299
Corporate Bonds**	—	176,947	—	176,947
Exchange-Traded Debt Securities*	329,776	—	—	329,776
Mutual Funds	24,326,476	—	—	24,326,476
Real Estate Investment Trusts	21,472,491	—	—	21,472,491
Rights	16,360	—	—	16,360
Units*	8,454,593	—	—	8,454,593
Warrants	117,028	—	355,526	472,554
Short-Term Investments	50,641,172	—	—	50,641,172
Subtotal	$177,243,280	$71,457,877	$60,697,343	$309,398,500
Closed End Funds				35,470,179
Private Investment Funds				103,755,011
Real Estate Investment Trusts				37,835,056
Total Investments				$486,458,746
Liabilities
Securities Sold Short
Common Stocks*	$106,084	$—	$—	$106,084
Total Securities Sold Short	$106,084	$—	$—	$106,084

* All common stocks, exchange-traded debt securities, units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks, exchange-traded debt securities, units and common stocks held short by major industry classification, please refer to the Schedule of Investments.
** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Warrants
Balance as of March 31, 2022	$12,840,086	$25,156,484	$91,294
Transfers into Level 3	—	—	—
Transfers out of Level 3	(5,743,629)	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	(2,567,768)	(3,212,801))	78,918
Included in other comprehensive income	—	—	—
Net purchases	5,161,217	33,133,006	185,314
Net sales	(4,424,778)	—	—
Balance as of September 30, 2022	$5,265,128	$55,076,689	$355,526
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(20,467)	$(202,795)	$(185,314)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Asset Backed Securities	5,265,128	Recent Transaction Price	Recent Transaction Price	N/A
Bank Loans	43,466,152	Recent Transaction Price	Recent Transaction Price	N/A
	6,594,338	Market Approach	Bond yields	12.75% – 14.63%
	5,016,199	Market Approach	Market yields	13.69% – 14.19%
Warrants	355,526	Market Approach	Book value multiple	0.85x – 2.00x
Note 9 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2022 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$1,381,636	$1,381,636
	$1,381,636	$1,381,636

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2022 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Forward contracts	$1,170,234	$1,170,234
	$1,170,234	$1,170,234
The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2022 are as follows:
Derivatives not designated as hedging instruments
Forward contracts	Foreign exchange contracts	Notional amount	$(12,434,045)
Note 10 — Commitments
As of September 30, 2022, the Fund had $6,610,750 of outstanding investment commitments to Bank Loans. The Fund had unfunded capital commitments on Private Investment Funds of $10,000,000 as of September 30, 2022.
Note 11 — Credit Agreement
The Fund has entered into a credit agreement of $3,000,000 with TriState Capital Bank. For the period of June 30, 2022 through October 28, 2022, there was an agreement in place which increased the maximum amount available to borrow to $20,000,000. The Fund is charged interest of the LIBOR Monthly Rate for borrowing under this agreement. As compensation for holding the credit agreement available, the Fund was charged a non-refundable loan fee in the amount of $20,000.00. In accordance with ASC 835, costs incurred by the Fund in connection with the credit agreement were recorded as a prepaid expense and recognized as prepaid expenses on the Statement of Assets and Liabilities. These debt issuance costs will be amortized into interest expense over a one-year period from the date of the completion of the credit agreement. The average interest rate, average daily loan balance, maximum outstanding and amount recoded as interest expense for the 13 days the Fund had outstanding borrowings were 1.68%, $11,923,077, $15,000,000, and $36,736, respectively. As of September 30, 2022 the Fund had $15,000,000 of outstanding borrowings. For the six months ended September 30, 2022, commitment fees of 434 were expensed and are included in the accompanying Statement of Operations as interest expense.
Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2022 (Unaudited)

The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.
Note 13 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund.
Note 14 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited)
September 30, 2022

	TICKER	CUSIP
First Trust Alternative Opportunities Fund – Class A Shares	VFLAX	75943J209
First Trust Alternative Opportunities Fund – Class I Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov. or without charge and upon request by calling the Fund at (877) 779-1999.
First Trust Alternative Opportunities Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Alternative Opportunities Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Alternative Opportunities Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Alternative Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 7, 2022

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 7, 2022

* Print the name and title of each signing officer under his or her signature.